Summary of Significant Accounting Policies (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($) segment	Nov. 30, 2025 USD ($) segment	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalent	$ 67,468,223		$ 63,535,847				$ 8,664,212
Provision for doubtful accounts	$ 1,200,187	$ 154,127	4,872,854		$ 2,154,945
Allowance for credit loss of accounts receivables			982,061
Impairment of long-lived assets (in Dollars)
Income tax examination likelihood, description	50% likely of being realized on examination	50% likely of being realized on examination
Income tax examination term	7 years	7 years
Penalty for income tax			8,676	1,115
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Operating segments (in segment) | segment	1	1
Reportable segments (in segment) | segment	1	1
Description of information used by CODM	The CODM primarily uses net income (loss) to evaluate performance and monitor budget-to-actual results, and also reviews significant expense categories, including cost of revenues, selling and marketing expenses, and general and administrative expenses.	The CODM primarily uses net income (loss) to evaluate performance and monitor budget-to-actual results, and also reviews significant expense categories, including cost of revenues, selling and marketing expenses, and general and administrative expenses.
Dilutive shares (in Dollars)
Compensation limit	$ 800,000	$ 102,821
Cash HDPB Insured Amount	$ 1,632,959
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	1						1
Provision for doubtful accounts			3,890,793
Allowance for credit loss of accounts receivables	$ 5,642,032
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	7.787						7.787
Provision for doubtful accounts	$ 1,200,187
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalent	$ 67,468,222						$ 8,664,212
Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s contribution, percentage	5.00%	5.00%
Employee’s contribution	$ 30,000	$ 3,856
Cost incurred	$ 347,694	$ 44,599	$ 281,573		$ 144,264